Revenues	9 Months Ended
Sep. 30, 2022
Revenue from Contract with Customer [Abstract]
Revenues
Note 4 — Revenues
Disaggregated Revenue
The following table presents disaggregated revenue in the following categories (in thousands):

	Nine months ended September 30,
	2022	2021
Contract Types:
Joint development agreements	$4,018	$10,660
Other contract research	4,100	1,393
Research and development revenue	8,118	12,053

Licensing	1,620	1,518
CarbonSmart	3,413	—
Engineering and other services	12,630	4,756
Carbon capture and transformation revenue	17,663	6,274

Total Revenue	$25,781	$18,327
Revenue from collaborative partners of $1,733 and $2,662 for the nine months ended September 30, 2022 and 2021, is included in the table above within joint development agreements. Revenue from related parties is included in licensing for $1,620 and $1,518 with the remaining revenue of $496 and $830 in Engineering and other services, for the nine months ended September 30, 2022 and 2021, respectively.
The following table presents disaggregation of the Company’s revenues by customer location for the nine months ended September 30, 2022 and 2021 (in thousands):

	Nine months ended September 30,
	2022	2021
North America	$12,361	$12,725
Europe, Middle East, Africa (EMEA)	7,894	5,210
Asia	4,151	242
Australia	1,375	150
Total Revenue	$25,781	$18,327
Contract balances
The following table provides changes in contract assets and liabilities (in thousands):

	Current Contract Assets	Current Contract Liabilities	Non-current Contract Liabilities
Balance as of January 1, 2022 as Restated	$11,700	$3,476	$13,901
Additions to unbilled accounts receivable	19,355	—	—
Increases due to cash received	—	775	37
Unbilled accounts receivable recognized in trade receivables	(16,085)	—	—
Decrease on revaluation on currency	(122)	—	(804)
Reclassification from non-current to current contract liabilities	—	2,015	(2,015)
Reclassification to revenue as a result of performance obligations satisfied	—	(3,298)	—
Balance as of September 30, 2022	$14,848	$2,968	$11,119
The increase in contract assets was mostly due to unbilled accounts receivables from contracts with customers where the Company performed engineering and other services, while the decrease in contract liabilities was primarily due to the recognition of revenue during the period related to advance payments previously received by the Company for engineering and other services contracts with customers. As of September 30, 2022 and December 31, 2021 the Company had $11,588 and $2,878, respectively, of billed accounts receivable, net of allowance.
The contract liability balance is comprised of unconditional payments received from the Company’s customers prior to the satisfaction of the related performance obligations. Such amounts are anticipated to be recorded as revenues when services are performed in subsequent periods. The Company expects to recognize the amounts classified as current contract liabilities, in revenue within one year or less and those classified as non-current within two to three years.
Remaining performance obligations
Transaction price allocated to the remaining performance obligation represents contracted revenue that has not yet been recognized, which includes unearned revenue that will be recognized as revenue in future periods. Transaction price allocated to remaining performance obligations is influenced by several factors, including the length of the contract term compared to the research term and the existence of customer specific acceptance rights.
Remaining performance obligations consisted of the following (in thousands):

	As of
	September 30, 2022	December 31, 2021
Current	$2,968	$3,476
Non-current	11,119	13,901
Total	$14,087	$17,377
Revenues
Disaggregated Revenue
The following table presents disaggregated revenue in the following categories (in thousands):

	Year Ended December 31,
	2021	2020
	as Restated	as Restated
Contract Types:
Joint development agreements	$11,700	$6,928
Other contract research	$2,197	1,982
Research and development revenue	$13,897	8,910
Licensing	$2,025	1,018
Engineering and other services	$9,539	8,425
Carbon capture and transformation revenue	$11,564	9,443
Total Revenue	$25,461	$18,353
Revenue from collaborative partners is included in the table above within joint development agreements.
The following table presents disaggregation of the Company’s revenues by customer location for the years ended December 31, 2021 and 2020 (in thousands):

	Year Ended December 31,
	2021	2020
	as Restated	as Restated
North America	$15,825	$15,732
Europe	7,522	2,117
Asia	1,477	504
Australia	637	—
Total Revenue	$25,461	$18,353
Contract balances
The following table provides changes in contract assets and liabilities during the year ended December 31, 2021.

	Current Contract Assets	Current Contract Liabilities	Non-current Contract Liabilities
Balance as of December 31, 2020 as Restated	$6,186	$5,480	$11,291
Additions to unbilled accounts receivable as Restated	8,516	—	—
Increases due to cash received	—	20	5,690
Unbilled accounts receivable recognized in trade receivables as Restated	(3,002)	—	—
Reclassification from long-term to short-term	—	3,080	(3,080)
Reclassification to revenue as a result of performance obligations satisfied	—	(5,104)	—
Balance as of December 31, 2021	$11,700	$3,476	$13,901
The increase in contract assets was mostly due to unbilled accounts receivables from contracts with customers where the Company performed engineering and other services, while the increase in contract liabilities was primarily due to advance payments received under engineering and other services. As of December 31, 2021 and 2020 the Company had $2,878 and $5,521, respectively, of billed accounts receivable.
The contract liability balance is comprised of unconditional payments received from the Company’s customers prior to the satisfaction of the related performance obligations. Such amounts are anticipated to be recorded as revenues when services are performed in subsequent periods. The Company expects to recognize the amounts classified as current contract liabilities, in revenue within one year or less and those classified as non-current within two and three years.
Remaining performance obligations
Transaction price allocated to the remaining performance obligation represents contracted revenue that has not yet been recognized, which includes unearned revenue that will be recognized as revenue in future periods. Transaction price allocated to remaining performance obligations is influenced by several factors, including the length of the contract term compared to the research term and the existence of customer specific acceptance rights.
Remaining performance obligations consisted of the following (in thousands):

	Year Ended December 31,
	2021	2020
Current	$3,476	$5,480
Non-current	13,901	11,291
Total	$17,377	$16,771